Dividends payable (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Dividends Payable [Line Items]
Payments of Dividends	$ 828	$ 9,564
Installment 4 FY 2019 [Member]
Dividends Payable [Line Items]
Dividends Payable, Date Declared	Jan. 22, 2020
Dividends Payable, Amount Per Share	$ 0.30
Dividends Payable, Date of Payment	Apr. 07, 2020
Dividends Payable, Date of Record	Mar. 05, 2020
Installment 1 FY 2020 [Member]
Dividends Payable [Line Items]
Dividends Payable, Date Declared	Apr. 29, 2020
Dividends Payable, Amount Per Share	$ 0.30
Dividends Payable, Date of Payment	Jul. 09, 2020
Dividends Payable, Date of Record	Jun. 03, 2020
Installment 3 FY 2020 [Member]
Dividends Payable [Line Items]
Dividends Payable, Date Declared	Nov. 02, 2020
Dividends Payable, Amount Per Share	$ 0.05
Dividends Payable, Date of Payment	Feb. 10, 2021
Dividends Payable, Date of Record	Jan. 12, 2021
Payments of Dividends	$ 828